Income Taxes Summary - Income before Provision for Income Taxes - Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Current income tax (benefit) expense:
Federal	$ 19,668	$ 5,138	$ 17,660
Foreign	16,975	15,356	14,318
State and local	3,985	8,106	5,797
Total current income tax expense	40,628	28,600	37,775
Deferred income tax (benefit) expense:
Federal	(42,810)	8,212	24,699
Foreign	(76,665)	(7,138)	(11,256)
State	(8,301)	(912)	(4,260)
Total deferred income tax benefit	(127,776)	162	9,183
Total income tax (benefit) expense	$ (87,148)	$ 28,762	$ 46,958